Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Provisions

	Self-insured liabilities $	Claims $	Lease restoration $	Onerous contracts $	Total $
Balance, beginning of the year	113.1	70.0	29.6	21.6	234.3
Current year provisions	51.7	33.6	3.0	7.9	96.2
Acquisitions	—	8.5	4.3	0.9	13.7
Paid or otherwise settled	(41.7)	(46.2)	(1.0)	(10.8)	(99.7)
Impact of foreign exchange	(4.0)	(2.0)	(0.4)	(0.4)	(6.8)
	119.1	63.9	35.5	19.2	237.7
Less current portion	9.5	24.2	4.8	8.0	46.5
Long-term portion	109.6	39.7	30.7	11.2	191.2